DERIVATIVE LIABILITIES (Details) - USD ($)						12 Months Ended
		Nov. 26, 2024	Aug. 20, 2024	May 30, 2024	May 24, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	May 31, 2024	Apr. 13, 2023
Change in Derivative Liabilities [Abstract]
Beginning balance						$ 0
Change in fair value of derivative liabilities						498,167,000
Derecognition of derivative liabilities on conversion	[1]					(85,837,000)
Ending balance						763,939,000	$ 0
Derivative Liabilities [Abstract]
Change in fair value of derivative liabilities						(498,167,000)	0	$ 0
Net proceeds						$ 485,108,000	$ 9,494,000	$ 0
Description of Inputs Model for Determining Value of Warrant Derivative Liabilities [Abstract]
Dividend yield (%)						0.00%	0.00%	0.00%
Increase (decrease) in fair value measurement, liabilities						$ 498,167,000
Maximum [Member]
Description of Inputs Model for Determining Value of Warrant Derivative Liabilities [Abstract]
Expected volatility (%)						119.00%	124.00%	128.00%
Risk-free interest rate (%)						4.48%	4.59%	3.886%
Class A Ordinary Shares [Member]
Derivative Liabilities [Abstract]
Number of shares authorised										499,600,000,000
Class A Ordinary Shares [Member] | Tether International Limited [Member]
Derivative Liabilities [Abstract]
Warrants exercise price (in dollars per share)									$ 10
Number of shares authorised					18,587,360				18,587,360
Net proceeds					$ 100,000,000
Class A Ordinary Shares [Member] | Tether International Limited [Member] | Maximum [Member]
Derivative Liabilities [Abstract]
Purchase of warrants (in shares)									5,000,000
August 2024 Convertible Senior Notes [Member]
Change in Derivative Liabilities [Abstract]
Issuance of convertible senior notes	[2]					$ 112,205,000
Change in fair value of derivative liabilities						202,600,000
Derivative Liabilities [Abstract]
Aggregate principal amount						$ 74,800,000
Description of Inputs Model for Determining Value of Warrant Derivative Liabilities [Abstract]
Share price (in dollars per share)			$ 6.73			$ 21.67
Dividend yield (%)			0.00%			0.00%
Expected volatility (%)			125.00%			123.00%
Risk-free interest rate (%)			3.70%			4.36%
Increase (decrease) in fair value measurement, liabilities						$ 202,600,000
November 2024 Convertible Senior Notes [Member]
Change in Derivative Liabilities [Abstract]
Issuance of convertible senior notes	[3]					228,298,000
Change in fair value of derivative liabilities						$ 239,900,000
Description of Inputs Model for Determining Value of Warrant Derivative Liabilities [Abstract]
Share price (in dollars per share)		$ 11.16				$ 21.67
Dividend yield (%)		0.00%				0.00%
Expected volatility (%)		124.00%				125.00%
Risk-free interest rate (%)		4.17%				4.38%
Increase (decrease) in fair value measurement, liabilities						$ 239,900,000
Tether Warrants [member]
Change in Derivative Liabilities [Abstract]
Issuance of liabilities	[4]					11,106,000
Derivative Liabilities [Abstract]
Change in fair value of derivative liabilities						$ 55,700,000
Description of Inputs Model for Determining Value of Warrant Derivative Liabilities [Abstract]
Share price (in dollars per share)				$ 5.82		$ 21.67
Dividend yield (%)				0.00%		0.00%
Expected volatility (%)				136.00%		116.00%
Risk-free interest rate (%)				5.19%		4.28%
Tether Warrants [member] | Class A Ordinary Shares [Member]
Derivative Liabilities [Abstract]
Number of warrants increased						5,186,627
Adjusted warrants exercise price (in dollars per share)						$ 9.64

[1]	As disclosed in Note 17, a portion of the August 2024 convertible senior notes with principal amount of US$74.8 million was extinguished during the year ended December 31, 2024. In connection with this extinguishment, the corresponding portion of the derivative liability associate with the conversion feature embedded was reclassified to equity and included in other reserves within shareholders’ equity.
[2]	Embedded derivative for August 2024 convertible senior notes
[3]	Embedded derivative for November 2024 convertible senior notes
[4]	Tether warrants